Earnings Per Share & Pro Forma Earnings Per Share (Pro Forma) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Pro forma income per common share
Income before taxes, as reported	$ 7,683	$ 12,866
Pro forma provision for income taxes	2,689
Pro forma net income available to stockholders	29
Pro forma net income available to stockholders	$ 4,965
Weighted average number of common shares outstanding - basic	72,500
Weighted average number of common shares outstanding - diluted	72,500
Diluted (in dollars per share)	$ 0.07
Basic Earnings Per Share, Pro Forma	$ 0.07